Income Statement Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Depreciation expense	$ 14,227	$ 14,323	$ 14,966
Interest costs on debt balances	5,080	5,504	5,291
Capitalized interest costs	(704)	(584)	(376)
Advertising expense	$ 2,744	$ 2,749	$ 2,526